Related Party Transactions	12 Months Ended
Dec. 31, 2022
Related Party Transactions
Related Party Transactions

(19) Related Party Transactions

As part of the Portico acquisition in 2013, Inspirato LLC entered into certain ancillary and commercial arrangements with Exclusive Resorts, primarily involving the continuation of services to Portico members until such memberships terminate. At December 31, 2021 and 2022, balances due from related parties for these arrangements totaled $0.4 million and $0.7 million, respectively. Revenue related to these arrangements is included in the Company’s travel revenue. Separating revenue related to Portico’s members from the Company’s total travel revenue is not practicable.

Under the property usage agreements, Inspirato LLC pays Exclusive Resorts to use and operate certain Exclusive Resorts homes for Inspirato subscribers’ usage. For the years ended December 31, 2021 and 2022, Inspirato recognized $3.4 million and $2.6 million, respectively, in related party expense related to these agreements. At December 31, 2021 and 2022, Inspirato had paid all amounts due and payable under the property usage agreements.

Inspirato LLC entered into lease agreements with certain Company executives whereby Inspirato LLC pays those executives a purchase fee in advance of the leased property becoming available for occupancy. Total payments made under these lease agreements for the year ended December 31, 2022 were $40 thousand.